Intangible and Other Assets	12 Months Ended
Jan. 03, 2015
Intangible and Other Assets
Intangible and Other Assets

7. Intangible and Other Assets

        Intangible and other assets-net consisted of the following (in thousands):

		2014		2013
At Fiscal Year End	Useful Lives	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Intangibles-subject to amortization:
Trademarks	10 yrs.	$4,174	$2,950	$4,175	$2,695
Customer lists	5 - 10 yrs.	41,703	17,457	43,367	14,065
Patents	3 - 20 yrs.	2,273	1,902	2,273	1,360
Noncompete agreement	6 yrs.	1,855	851	1,913	558
Other	7 - 20 yrs.	353	341	263	207

Total intangibles-subject to amortization		50,358	23,501	51,991	18,885

Intangibles-not subject to amortization:
Trade names		83,610		83,659

Other assets:
Key money deposits		31,892	18,661	35,535	17,038
Other deposits		21,854		22,574
Deferred compensation plan assets		2,477		2,360
Deferred tax asset-net		8,583		10,044
Restricted cash		575		752
Shop-in-shop		16,333	9,660	16,334	7,767
Interest rate swap		1,724		4,307
Forward contracts		1,802		219
Other		6,978		4,247

Total other assets		92,218	28,321	96,372	24,805

Total intangible and other assets		$226,186	$51,822	$232,022	$43,690

Total intangible and other assets-net			$174,364		$188,332

        Key money is the amount of funds paid to a landlord or tenant to acquire the rights of tenancy under a commercial property lease for a certain property. Key money represents the "right to lease" with an automatic right of renewal. This right can be subsequently sold by the Company or can be recovered should the landlord refuse to allow the automatic right of renewal to be exercised. Key money is amortized over the initial lease term, which ranges from approximately four to 18 years.

        Amortization expense for intangible assets was approximately $5.1 million, $5.2 million and $3.5 million for fiscal years 2014, 2013 and 2012, respectively. Estimated aggregate future amortization expense by fiscal year for intangible assets is as follows (in thousands):

Fiscal Year	Amortization Expense
2015	$4,633
2016	$4,494
2017	$4,236
2018	$3,877
2019	$3,780